Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events	Note 19—Subsequent Events On January 20, 2017, we entered into the SSCF Sixth Amendment for the SSCF and the RCF Sixth Amendment for the 2013 Revolving Credit Facility (see Note 5).